90203-P1 03/24

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED MARCH 1, 2024

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

EACH DATED MAY 1, 2023, OF

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND (THE “FUND”)

Effective March 1, 2024, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI:

a.	The section titled “Management – Investment professionals” in the Fund’s Summary Prospectus and Prospectus is amended to add the following investment professionals:

Investment professional	Title	Investment professional of the fund since
Michael C. Buchanan	Co-Chief Investment Officer	March 2024
John Bellows	Portfolio Manager and Research Analyst	March 2024
Amit Chopra	Portfolio Manager	March 2024

b.	The section titled “More on fund management – Investment professionals” in the Fund’s Prospectus is amended to add the following investment professionals:

Investment professional	Title and recent biography	Investment professional of the fund since
Michael C. Buchanan	Co-Chief Investment Officer and has been employed by Western Asset as an investment professional for at least the past five years.	March 2024
John Bellows	Portfolio Manager/Research Analyst and has been employed by Western Asset as an investment professional for at least the past five years.	March 2024
Amit Chopra	Portfolio Manager and has been employed by Western Asset as an investment professional for at least the past five years.	March 2024

c.	The table in the section titled “Investment Professionals – Other Accounts Managed by the Investment Professionals” in the Fund’s SAI is amended with respect to the Fund to add the following entries:

Investment Professionals	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
John Bellows*	Registered Investment Companies	23	44.98	None	None
	Other Pooled Investment Vehicles	26	12.85	None	None
	Other Accounts	225	71.06	6	4.45

Michael C. Buchanan*	Registered Investment Companies	37	17.34	None	None
	Other Pooled Investment Vehicles	266	50.58	23	2.60
	Other Accounts	570	170.69	21	12.68

Investment Professionals	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
Amit Chopra*	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	19	7.51	None	None
	Other Accounts	151	47.61	6	4.22

*

The information is as of January 31, 2024, and does not reflect additional accounts (including the Fund) for which Messrs. Bellows, Buchanan and Chopra will join the portfolio management team on March 1, 2024.

d.	The table in the section titled “Investment Professionals – Investment Professionals Securities Ownership” in the Fund’s SAI is amended with respect to the Fund to add the following entries:

Investment Professionals	Dollar Range of Ownership of Securities ($)
John Bellows*	None
Michael C. Buchanan*	None
Amit Chopra*	None

*	The information is as of January 31, 2024.

Please retain this supplement for future reference.

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